Credit Risk (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of credit risk exposure [abstract]
Disclosure of Exposures to Credit Risk by Segment	Exposures to credit risk arise in our business segments from:

Retail & Business Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre
In Mortgages:
–Residential mortgages for customers
with good credit quality (prime lending).
–We provide these mostly for owner-
occupiers, with buy-to-let mortgages for
non-professional landlords.
In Everyday Banking:
–Unsecured lending to individuals, such
as loans, credit cards and overdrafts.
–Unsecured lending to businesses with
annual turnover up to £6.5m and
simpler borrowing needs such as loans,
credit cards and overdrafts.

–Financing for cars, vans, motorbikes
and leisure vehicles through Santander
Consumer (UK) plc (SCUK).
–Through our joint ventures, Hyundai
Capital UK Ltd and Volvo Car Financial
Services UK Limited, we provide retail
point of sale customer finance and
wholesale finance facilities (stock
finance).

–Loans, overdrafts, treasury services,
invoice finance, trade and supplier
finance.
–We provide these to SMEs and mid-sized
corporates typically with annual turnover
up to £500m, Commercial Real Estate
and Social Housing customers.

–Asset and liability management
of our balance sheet.
–Exposures include financial institutions
(derivatives and other treasury products),
structured products, and sovereign and
supranational assets chosen for
diversification and liquidity.
–Crown Dependencies – mainly residential
mortgages to individuals in Jersey and the
Isle of Man.

Disclosure of Type of Credit Risk Mitigation by Portfolio	The types of credit risk mitigation, including collateral, across each of our portfolios are:

Portfolio	Description
Residential mortgages
Collateral is in the form of a first legal charge over the property. Before we grant a mortgage, the property is valued either by a surveyor or using automated valuation methodologies where our confidence in the accuracy of this method is high.

Unsecured lending to individuals	There is no collateral or security tied to the loan that can be used to mitigate any potential loss if the customer does not pay us back.
Unsecured lending to businesses
Business banking lending is unsecured. When lending to incorporated businesses, we typically obtain personal guarantees from each director, but we do not treat these as collateral. We consider the UK Government guarantee under its Coronavirus Loan Schemes as collateral, covering 100% of losses for the Bounce Back Loan Scheme (BBLS).

The type of credit risk mitigation, including collateral, is:

Portfolio	Description
Consumer (auto) finance
Collateral is in the form of legal ownership of the vehicle for most loans, with the customer being the registered keeper. Only a very small proportion of business is underwritten as a personal loan. In these cases, there is no collateral or security tied to the loan. We use a leading vehicle valuation company to assess the LTV at the proposal stage to ensure the value of the vehicle is appropriate.

The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time, we may take credit insurance over individual transactions, and at a portfolio level we execute significant risk transfer transactions, which typically also result in reducing RWAs.

Portfolio	Description
SME and mid corporate
Includes secured and unsecured lending. We can take mortgage debentures or a first charge on commercial property as collateral.
Before agreeing the loan, we obtain an independent professional valuation of the property. Loan agreements typically allow us to obtain revaluations during the term of the loan. We can also take guarantees, but we do not treat them as collateral unless they are supported by a tangible asset charged to us. We also lend against assets (like vehicles and equipment) and invoices for some customers. We value assets before we lend. For invoices, we review the customers' ledgers regularly and lend against debtors who meet agreed criteria.

Commercial Real Estate (CRE)
We take a first charge on commercial property as collateral. The loan is subject to criteria such as the property condition, age and location, tenant quality, lease terms and length, and the sponsor’s experience and creditworthiness. Before advancing the loan, and where appropriate, a bank representative visits the property. We also obtain an independent professional valuation which typically includes a site visit. Loan agreements typically allow us to obtain revaluations during the term of the loan.

Social Housing
We take a first charge on portfolios of residential real estate owned and let by UK Housing Associations as collateral, in most cases. We revalue this every three to five years (in line with industry practice), using the standard methods for property used for Social Housing.

The types of credit risk mitigation, including collateral, across each of our portfolios are as follows. In addition, from time to time, we may take credit insurance over individual transactions, and at a portfolio level we execute significant risk transfer transactions, which typically reduce RWAs.

Portfolio	Description
Sovereign and Supranational	In line with market practice, there is no collateral against these assets.
Structured Products
These are our High Quality Liquid Assets (HQLA) in our Eligible Liquidity Pool. They are mainly Asset Backed Securities (ABS) and covered bonds, which hold senior positions in the creditor hierarchy. Their credit rating reflects over-collateralisation in the structure and the assets that underpin their cash flows.

Financial Institutions
We use standard legal agreements to reduce credit risk via netting and collateralisation on derivatives, repos and reverse repos, and stock borrowing/lending. We also reduce risk by clearing trades through central counterparties (CCPs) where possible.

Crown Dependencies	We manage the risk on this portfolio in a similar way as for mortgages in Retail & Business Banking.

Disclosure of Types of Forbearance	The main types of forbearance we offer are:

Action	Description
Term extension
We can extend the loan term, making each monthly payment smaller. We may offer this if the customer is in arrears or up to date with payments but shows signs of financial difficulties. We may also offer this if the loan is about to mature and refinancing is not possible on market terms. In selected instances, we may offer term extensions for interest only loans that are past the point of product maturity. This will typically be where no viable repayment solution has been identified for the outstanding capital balance, and legal enforcement activity is not deemed to be appropriate to the customer's circumstances.

Interest-only
Historical conversions to interest-only repayment plans due to financial difficulties are classed as forborne.
For corporate customers, interest-only concessions are considered on a case by case basis. Concessions are only granted if the nature of the financial difficulties is assessed to be temporary. Counterparties are expected to recover in full and resume making full capital and interest payments once they are in a stronger financial position.

Other payment rescheduling, including capitalisation
For retail mortgage customers, we may add the arrears to the mortgage balance (this is known as capitalisation) if they cannot afford to increase their monthly payment to pay off their arrears in a reasonable time but have been making their monthly payments, usually for at least six months. We can capitalise property charges due to a landlord. We pay them for the customer to avoid the lease being forfeited, although these are not classed as forbearance. We may combine this help with term extensions and, in the past, interest-only concessions.
In certain exceptional cases, we may offer interest rate concessions. We may agree an arrangement to pay less than the Contractual
Monthly Payment (including zero) for a short period of time where they are experiencing temporary financial difficulties, or to pay more than the Contractual Monthly Payment in order to pay back accrued arrears.
For credit card and bank account customers, we may agree to suspend fees and/or interest for a short period of time where they are experiencing temporary financial difficulties. A refinance of a personal loan over a longer term to reduce the contractual monthly payment may be agreed, where a customer is showing signs of financial difficulties. The interest rate remains the same, or the closest lower rate available.
For corporate customers, we may lower or stop their payments until they have time to recover. We may reschedule payments to better match the customer’s cash flow – for example if the business is seasonal - or provide a temporary increase in facilities to cover peak demand ahead of their trading improving. We might do this by arrears capitalisation or drawing from an overdraft. We may also offer to provide new facilities, interest rate concessions and interest roll-up. In rare cases, we agree to forgive or reduce part of the debt.

	Exit from	Conditions to be met
Cure	Non-performing to Performing / Stage 3 to Stage 2	For an account classified as non-performing forbearance/Stage 3 to exit, all the following conditions must be met:
–If the account was classed as Stage 3 due to being more than 90 days past due, then the account should be 90 days or less past due
–If the account was classed as Stage 3 due to being unlikely to pay, then the account should no longer be deemed unlikely to pay
–The customer has no other material default debt with us more than 90 days past due.
–Account has exited its forbearance trigger for 12 consecutive months
If all the conditions are met, the account is re-classed as Stage 2 forbearance until the Stage 2 forbearance exit conditions set out below are also met
	Performing forbearance to Non-Forborne / Stage 2 to Stage 1	For an account classified as forbearance/Stage 2 to exit, all the following conditions must be met:
–The account is no longer in arrears, and the customer has no other material debts with us which are more than 30 days in arrears
–The account no longer triggers SICR
–The account has been classed as Stage 2 for at least two years since the end of the latest forbearance strategy

Disclosure of Other Ways to Manage Debt when Cutomer are in Financial Difficulty

Action	Description
Waiving or changing covenants
If a borrower breaks a covenant, we can either waive it or change it, taking their latest and future financial position into account. We may also add a condition on the use of any surplus cash (after operating costs) to pay down their debt to us.

Asking for more collateral or guarantees
If a borrower has unencumbered assets, we may accept more collateral in return for revised financing terms. We may also take a guarantee from companies in the same group and/or major shareholders. We only do this where we believe the guarantor can meet their commitment.

Asking for more equity
Where a borrower can no longer pay the interest on their debt, we may accept fresh equity capital from new or existing investors to change the capital structure in return for better terms on the existing debt.

Disclosure of Key Metrics to Measure and Control Credit Risk	We use a number of key metrics to measure and control credit risk, as follows:

Metric	Description
Expected Credit Loss (ECL)
ECL tells us what credit risk is expected to cost us either over the next 12 months or over the lifetime of the exposure where there is evidence of a SICR since origination. We explain how we calculate ECL below.

Stages 1, 2 and 3
We assess each facility’s credit risk profile to determine which Stage to allocate them to, and we monitor where there is a SICR and transfers between the Stages, including monitoring of coverage ratios for each Stage.

Stage 3 ratio
The Stage 3 ratio is the sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets. The Stage 3 ratio is a key indicator used to monitor underlying asset performance.

Expected Loss (EL) (unaudited)
EL is based on the CRD IV regulatory capital rules and gives us another view of credit risk. It is the product of the probability of default, exposure at default and loss given default, and we include direct and indirect costs. We base it on our risk models and our assessment of each customer’s credit quality. The rest of the Risk review, impairments, losses and loss allowances refer to calculations in accordance with
IFRS, unless we specifically say they relate to CRD IV. For our IFRS impairment accounting policy, see Note 1 to the Consolidated Financial
Statements.

Disclosure of Key Differences between Regulatory EL and IFRS 9 ECL Models	These are the key differences between the regulatory EL and IFRS 9 ECL approaches.

	Basel advanced IRB EL	IFRS 9 ECL
Rating philosophy	Mix of point-in-time, through-the-cycle or hybrid	Point-in-time, forward-looking. Considers a range of economic scenarios
Parameters calibration	Contains regulatory floors and downturn calibration	Unbiased estimate, based on conditions known at the balance sheet date
Calculation timing	Considers aggregation of possible default events in the next 12 months	Considers monthly calculation of parameters, for all possible future default dates. First 12 months are used for Stage 1, full lifetime for Stages 2 and 3
Probability of Default (PD)	PD in the next 12 months	Includes forward-looking economic data and removes conservatism. PD in next 12 months for Stage 1, lifetime for Stages 2 and 3
Loss Given Default (LGD)	Lifetime LGD for defaults in the next 12 months	Modelled without regulatory floors and exclusion of indirect costs
Exposure at Default (EAD)	Exposure at the point of default if the customer defaults in the next 12 months	Recognises ability for exposure to reduce from balance sheet date to default date
SICR	Does not include SICR concept	Includes SICR concept
Discounting applied	At weighted average cost of capital to the default date	At the effective interest rate (EIR) to the balance sheet date

Schedule of Macroeconomic Assumptions for Each Five Scenarios	Our macroeconomic assumptions and their evolution throughout the forecast period for each of the scenarios at 31 December 2025 were:

Economic scenarios[1]		Upside	Base case	Downside 1	Downside 2	Weighted
		%	%	%	%	%
GDP	2024 (actual)	1.1	1.1	1.1	1.1	1.1
	2025	1.5	1.4	1.3	1.3	1.4
	2026	1.7	1.0	(0.4)	(3.3)	0.3
	2027	2.3	1.4	—	(1.0)	0.9
	2028	2.5	1.4	0.4	1.4	1.3
	2029	2.6	1.5	0.4	1.4	1.4
	2030	2.7	1.5	0.7	1.4	1.5
	Start to trough[2]	n/a	n/a	(0.7)	(5.0)	n/a
	5-year average increase/decrease[3]	2.3	1.4	0.2	(0.1)	n/a
Bank Rate	2024 (actual)	4.75	4.75	4.75	4.75	4.75
	2025	3.75	3.75	3.75	3.75	3.75
	2026	3.00	3.25	4.50	2.00	3.40
	2027	3.00	3.25	3.25	1.50	3.04
	2028	3.00	3.25	3.25	2.50	3.14
	2029	3.00	3.25	3.25	2.75	3.16
	2030	3.00	3.25	3.25	3.00	3.19
	5-year end period	3.00	3.25	3.25	3.00	n/a
	5-year peak	3.75	3.75	4.50	3.75	3.79
HPI	2024 (actual)	4.0	4.0	4.0	4.0	4.0
	2025	2.3	1.5	0.1	0.3	1.2
	2026	4.1	2.5	(5.3)	(12.1)	(0.6)
	2027	4.5	3.0	(4.4)	(11.9)	0.2
	2028	4.5	3.0	0.7	(4.9)	2.1
	2029	4.5	3.0	3.4	7.2	3.7
	2030	4.5	3.0	4.4	7.1	3.9
	Start to trough[2]	n/a	n/a	(10.2)	(28.0)	(0.3)
	5-year average increase/decrease[3]	4.4	2.9	(0.7)	(3.7)	n/a
Unemployment	2024 (actual)	4.4	4.4	4.4	4.4	4.4
	2025	4.7	4.8	5.1	5.2	4.9
	2026	4.7	4.9	5.7	6.8	5.3
	2027	4.1	4.7	5.8	8.5	5.3
	2028	4.0	4.4	5.8	7.9	5.0
	2029	4.0	4.3	5.9	7.1	4.9
	2030	4.0	4.3	6.0	6.4	4.9
	5-year end period	4.0	4.3	6.0	6.4	n/a
	5-year peak	4.7	4.9	6.0	8.5	5.3
CRE price growth	2024 (actual)	0.5	0.5	0.5	0.5	0.5
	2025	2.1	1.7	(0.2)	(0.8)	1.0
	2026	6.7	2.2	(3.1)	(16.8)	(0.3)
	2027	5.8	2.5	(1.9)	(7.2)	1.2
	2028	3.6	2.2	(0.8)	2.5	1.8
	2029	4.0	1.9	0.3	3.0	2.0
	2030	2.3	1.5	2.4	3.9	2.1
	Start to trough[2]	n/a	n/a	(6.7)	(24.1)	(0.1)
	5-year average increase/decrease[3]	4.6	2.2	(0.9)	(3.8)	n/a
1Our Q4-25 forecast used for ECL calculation. GDP is the calendar year annual growth rate. HPI and CRE price growth is Q4 annual growth rate and all other data points are at 31 December in the year indicated.
2GDP, HPI and CRE start is taken from level at Q3-25.
3This is the compound annual growth rate (CAGR) based on a 5-year period which represents an average annualised growth rate.
The table below sets out our macroeconomic assumptions and their evolution throughout the forecast period for each of the scenarios at 31 December 2024:

Economic scenarios[1]		Upside	Base case	Downside 1	Downside 2	Weighted
		%	%	%	%	%
GDP	2023 (actual)	0.3	0.3	0.3	0.3	0.3
	2024	0.9	0.9	0.8	0.4	0.8
	2025	2.0	1.4	(0.4)	(3.4)	0.6
	2026	2.5	1.6	0.3	(0.9)	1.2
	2027	2.5	1.4	0.9	1.3	1.4
	2028	2.5	1.4	1.0	2.8	1.6
	2029	2.5	1.4	1.1	2.8	1.6
	Start to trough[2]	n/a	n/a	(0.7)	(5.2)	n/a
	5-year average increase/decrease[3]	2.4	1.5	0.6	0.3	n/a
Bank Rate	2023 (actual)	5.25	5.25	5.25	5.25	5.25
	2024	4.75	4.75	4.75	4.75	4.75
	2025	3.25	3.75	4.50	2.25	3.71
	2026	3.00	3.50	3.25	1.50	3.16
	2027	3.00	3.25	3.00	2.50	3.08
	2028	3.00	3.25	3.00	2.75	3.10
	2029	3.00	3.25	3.00	3.00	3.13
	5-year end period	3.00	3.25	3.00	3.00	n/a
	5-year peak	4.75	4.75	4.75	4.75	4.75
HPI	2023 (actual)	(0.7)	(0.7)	(0.7)	(0.7)	(0.7)
	2024	4.8	4.5	2.0	1.3	3.6
	2025	4.3	3.0	(5.8)	(20.1)	(1.2)
	2026	4.7	3.0	(3.7)	(14.7)	0.3
	2027	4.6	3.0	2.9	5.8	3.4
	2028	4.5	3.0	4.4	9.6	4.0
	2029	4.6	3.0	4.6	7.7	4.0
	Start to trough[2]	n/a	n/a	(10.1)	(33.0)	(0.8)
	5-year average increase/decrease[3]	4.7	3.2	n/a	(3.7)	n/a
Unemployment	2023 (actual)	3.8	3.8	3.8	3.8	3.8
	2024	4.4	4.3	4.4	4.4	4.4
	2025	4.1	4.4	5.2	8.3	4.9
	2026	4.0	4.2	5.5	8.2	4.9
	2027	4.0	4.2	5.5	7.6	4.8
	2028	4.0	4.2	5.5	7.0	4.8
	2029	4.0	4.2	5.5	6.4	4.7
	5-year end period	4.0	4.2	5.5	6.4	n/a
	5-year peak	4.4	4.4	5.5	8.5	4.9
CRE price growth	2023 (actual)	(5.6)	(5.6)	(5.6)	(5.6)	(5.6)
	2024	0.4	(0.1)	(2.3)	(2.7)	(0.9)
	2025	5.7	2.5	(5.5)	(14.9)	(0.7)
	2026	5.2	2.8	1.7	(8.5)	2.0
	2027	2.9	2.5	2.0	4.4	2.6
	2028	3.3	2.2	1.8	3.8	2.4
	2029	3.0	2.1	2.4	3.4	2.4
	Start to trough[2]	n/a	n/a	(7.4)	(24.7)	(1.2)
	5-year average increase/decrease[3]	4.0	2.3	(0.1)	(3.3)	n/a
1Our Q4-24 forecast used for ECL calculation. GDP is the calendar year annual growth rate. HPI and CRE price growth is Q4 annual growth rate and all other data points are at 31 December in the year indicated.
2GDP. HPI and CRE start is taken from level at Q3-24.
3This is the compound annual growth rate (CAGR) based on a 5-year period which represents an average annualised growth rate.
Schedule of Scenario Weights Applied to Scenarios	The scenario weights we applied for 2025 and 2024 were:

	Upside	Base case	Downside 1	Downside 2	Weighted
Scenario weights	%	%	%	%	%
2025	15	50	25	10	100
2024	15	50	25	10	100

Disclosure of Definition of Default by Segment	We define a financial instrument as in default (i.e. credit impaired) for the purpose of calculating ECL if it is more than three months past due, or if we have data that suggests the customer is unlikely to pay. The data we have on customers varies across our business segments. It typically includes where:

Retail & Business Banking and Consumer Finance
–They have been reported bankrupt or insolvent and are in arrears
–The loan term has ended, and the customer has not repaid the principal in full after three months.
–They have had forbearance while in default and have failed to perform under the new arrangement terms, or have had multiple forbearance. Performing forborne accounts while not in default are reported in Stage 2

–We have suspended their fees and interest because they are in financial difficulties
–We have repossessed the property or the asset.
Corporate & Commercial Banking and Corporate Centre
–They have had a winding up notice issued, or something happens that is likely to trigger insolvency – such as another lender calls in a loan
–Something happens that makes them less likely to be able to pay us – such as they lose an important client or contract
–They have regularly missed or delayed payments, even though they have not gone over the three-month limit for default
–Their loan is unlikely to be refinanced or repaid in full on maturity
–Their loan has an excessive LTV that is unlikely to be resolved, such as by a change in planning policy, pay-downs, or increase in market value
–Loans restructured under financial difficulties, classified as forborne transactions, in last 12 months.

Disclosure of Quantitative Criteria to Identify When Exposure Has Increased Credit Risk

Retail & Business Banking				Consumer Finance[2]	Corporate & Commercial Banking	Corporate Centre
Mortgages	Unsecured Lending[1]
	Personal loans	Credit cards	Overdrafts
30bps	30bps	30bps	30bps	300bps	30bps	Internal rating method
1For larger business banking customers, we apply the same criteria as we use for CCB. Credit cards and Overdrafts lower PD thresholds aligned with the rest of Everyday Banking for consistency.
2Consumer Finance use the comparison of lifetime PDs to determine Stage allocation, unlike other products which first turn the lifetime PD into an average yearly PD (annualised) and then do the comparison. In addition, Consumer Finance does not apply the upper absolute PD threshold criteria.

Disclosure of Qualitative Criteria to Identify When Exposure Has Increased Credit Risk	We also use qualitative criteria to identify where an exposure has increased in credit risk, independent of changes in PD. The criteria for 2025 and 2024 were:

Retail & Business Banking				Consumer Finance	Corporate & Commercial Banking	Corporate Centre
Mortgages	Unsecured Lending[1]
	Personal loans	Credit cards	Overdrafts
–In forbearance –Default in last 24m –30 Days Past Due (DPD) in last 12m –Bankrupt –£100+ arrears –Over-indebted customers –Interest Only accounts 24m pre-maturity	–In Collections –Default in last 12m –£50+ arrears	–In forbearance –Default in last 12m –In Collections –£100+ arrears –Behaviour score indicators	–Fees suspended –Default in last 12m –Debit dormant >35 days –Any excess in month	–In forbearance –Deceased or Insolvent –Court ‘Return of goods’ order or Police watchlist –Agreement terminated –Payment holiday –Cash Collection	–In forbearance –Default in last 12m –Watchlist: proactive management –Default at proxy origination –Customers in a high- risk sector	–Watchlist: proactive management
1For larger business banking customers, we apply the same criteria that we use for Corporate & Commercial Banking.

Disclosure of ECL by Segment

	Retail & Business Banking
	Mortgages	Everyday Banking		Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
		Credit Cards	Other
2025	£m	£m	£m	£m	£m	£m	£m
Modelled ECL	105	160	115	74	110	—	564
Individually assessed	8	—	—	—	180	—	188
ECL before Judgemental Adjustments	113	160	115	74	290	—	752
Judgemental Adjustments
Affordability and Cost of Living	2	—	6	—	1	—	9
Adjustments to modelled forecast parameters	23	(5)	13	(11)	5	—	25
Corporate single large exposure	—	—	—	—	27	—	27
Total Judgemental Adjustments	25	(5)	19	(11)	33	—	61
Total ECL	138	155	134	63	323	—	813
Total JAs as a percentage of Total ECL (%)							8

2024	£m	£m	£m	£m	£m	£m	£m
Modelled ECL	128	149	122	69	142	—	610
Individually assessed	6	—	—	—	162	—	168
ECL before Judgemental Adjustments	134	149	122	69	304	—	778
Judgemental Adjustments
Affordability and Cost of Living	11	—	6	—	14	—	31
Adjustments to modelled forecast parameters	28	1	8	—	—	—	37
Corporate single large exposure	—	—	—	—	24	—	24
Total Judgemental Adjustments	39	1	14	—	38	—	92
Total ECL	173	150	136	69	342	—	870
Total JAs as a percentage of Total ECL (%)							11

Disclosure of Base Expected Credit Losses to Probability Weighted Estimated Credit Losses

	Upside	Base case	Downside 1	Downside 2	Weighted
2025	£m	£m	£m	£m	£m
Exposure	300,065	300,065	300,065	300,065	300,065
Retail & Business Banking	203,024	203,024	203,024	203,024	203,024
– Mortgages	182,073	182,073	182,073	182,073	182,073
– Credit Cards	14,649	14,649	14,649	14,649	14,649
– Other	6,302	6,302	6,302	6,302	6,302
Consumer Finance	4,979	4,979	4,979	4,979	4,979
Corporate & Commercial Banking	27,361	27,361	27,361	27,361	27,361
Corporate Centre	64,701	64,701	64,701	64,701	64,701

ECL	731	762	900	1,120	813
Retail & Business Banking	358	382	484	690	427
– Mortgages	88	101	178	367	138
– Credit Cards	146	153	159	159	155
– Other	124	128	147	164	134
Consumer Finance	62	62	64	64	63
Corporate & Commercial Banking	311	318	352	366	323
Corporate Centre	—	—	—	—	—
	%	%	%	%	%
Proportion of assets in Stage 2	6	6	7	9	6
Retail & Business Banking	7	7	9	11	8
– Mortgages	7	8	9	11	8
– Credit Cards	3	3	3	3	3
– Other	7	7	9	11	7
Consumer Finance	7	7	7	7	7
Corporate & Commercial Banking	6	6	8	10	5
Corporate Centre	—	—	—	—	—
	%	%	%	%	%
Proportion of assets in Stage 3	1	1	1	1	1
Retail & Business Banking	1	1	1	1	1
– Mortgages	1	1	1	1	1
– Credit Cards	—	—	—	—	—
– Other	1	1	1	1	1
Consumer Finance	1	1	1	1	1
Corporate & Commercial Banking	3	3	3	3	2
Corporate Centre	—	—	—	—	—

	Upside	Base case	Downside 1	Downside 2	Weighted
2024	£m	£m	£m	£m	£m
Exposure	290,484	290,484	290,484	290,484	290,484
Retail & Business Banking	198,747	198,747	198,747	198,747	198,747
– Mortgages	178,041	178,041	178,041	178,041	178,041
– Credit Cards	13,642	13,642	13,642	13,642	13,642
– Other	7,064	7,064	7,064	7,064	7,064
Consumer Finance	4,759	4,759	4,759	4,759	4,759
Corporate & Commercial Banking	26,307	26,307	26,307	26,307	26,307
Corporate Centre	60,671	60,671	60,671	60,671	60,671

ECL	742	775	922	1,525	870
Retail & Business Banking	381	404	518	1,052	459
– Mortgages	113	129	219	706	173
– Credit Cards	142	148	154	159	150
– Other	126	127	145	187	136
Consumer Finance	67	68	69	70	69
Corporate & Commercial Banking	294	303	335	403	342
Corporate Centre	—	—	—	—	—
	%	%	%	%	%
Proportion of assets in Stage 2	7	7	8	13	8
Retail & Business Banking	8	8	9	15	9
– Mortgages	9	9	10	16	9
– Credit Cards	3	3	3	3	3
– Other	5	5	7	10	6
Consumer Finance	7	7	7	7	7
Corporate & Commercial Banking	7	7	9	15	8
Corporate Centre	—	—	—	—	—
	%	%	%	%	%
Proportion of assets in Stage 3	1	1	1	1	1
Retail & Business Banking	1	1	1	1	1
– Mortgages	1	1	1	1	1
– Credit Cards	—	—	—	—	—
– Other	2	2	2	2	2
Consumer Finance	1	1	1	1	1
Corporate & Commercial Banking	2	2	2	2	2
Corporate Centre	—	—	—	—	—

Schedule of Impact on Profit Before Tax of Applying an Immediate and Permanent House Price Increase or Decrease to Our Base Case Economic Scenario Explanatory

	Increase/decrease in house prices
	+20%	+10%	-10%	-20%
Increase/(decrease) in profit before tax	£m	£m	£m	£m
2025	38	24	(43)	(126)
2024	34	21	(38)	(112)

Disclosure of Factors to Measure ECL

Factor	Description
Survival rate (SR)	The probability that the exposure has not closed or defaulted since the reporting date.
Probability of default (PD)
The likelihood of a borrower defaulting in the following quarter, assuming it has not closed or defaulted since the reporting date. For each quarter in the forecast period, we estimate the quarterly PD from a range of factors. These include key risk drivers for the exposure, as well as the expected evolution of the account risk with maturity and factors for changing economics. We support this with historical data analysis.

Exposure at default (EAD)
The amount we expect to be owed if a default, or sale in the case of retail mortgages, event occurs. We determine EAD for each quarter of the forecast period by the expected payment profile, which varies by product. For amortising products, we base it on the borrower’s contractual repayments over the forecast period. We adjust this for any expected overpayments on Stage 1 accounts that the borrower may make and for any arrears we expect if the account was to default. For revolving products, or amortising products with an off-balance sheet element, we determine EAD using the balance at default and the contractual exposure limit. We vary these assumptions by product and base them on analysis of recent default data.

Loss given default (LGD)
Our expected loss if a default event were to occur. We express it as a percentage and calculate it based on factors that we have observed to affect the likelihood and/or value of any subsequent write-offs, which vary according to whether the product is secured or unsecured. If the product is secured, we consider collateral values as well as the historical discounts to market/book values due to forced sales type.

Disclosure of Maximum and Net Exposure to Credit Risk	The tables below show the main differences between our maximum and net exposure to credit risk. They show the effects of collateral, netting, and risk transfer to mitigate our exposure. The tables only show the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are applied.
For balance sheet assets, the maximum exposure to credit risk is the carrying value after impairment loss allowances. Off-balance sheet exposures are mortgage offers, guarantees, formal standby facilities, credit lines and other commitments. For off-balance sheet guarantees, the maximum exposure is the maximum amount that we would have to pay if the guarantees were called on. For formal standby facilities, credit lines and other commitments that are irrevocable over the life of the facility, the maximum exposure is the total amount of the commitment.

	Maximum exposure
	Balance sheet asset			Off-balance sheet			Collateral[1]
	Gross amounts	Loss allowance	Net amounts	Gross amounts	Loss allowance	Net amounts	Cash	Non-cash	Netting[2]	Net exposure
2025	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Cash and balances at central banks	32.6	—	32.6	—	—	—	—	—	—	32.6
Financial assets at amortised cost:
Loans and advances to customers:³
–Residential Mortgages[4]	170.5	(0.1)	170.4	13.1	—	13.1	—	(173.1)	—	10.4
–Corporate loans	20.6	(0.3)	20.3	7.7	—	7.7	—	(15.7)	—	12.3
–Finance leases	4.3	(0.1)	4.2	—	—	—	—	(4.2)	—	—
–Accrued interest and other adjustments	0.7	—	0.7	0.4	—	0.4	—	—	—	1.1
–Other unsecured loans	5.6	(0.2)	5.4	14.8	(0.1)	14.7	—	—	—	20.1
–Amounts due from fellow Banco Santander group subsidiaries and JVs	5.0	—	5.0	—	—	—	—	—	—	5.0
Total loans and advances to customers	206.7	(0.7)	206.0	36.0	(0.1)	35.9	—	(193.0)	—	48.9
–Loans and advances to banks	1.2	—	1.2	0.7	—	0.7	—	—	—	1.9
–Reverse repurchase agreements – non trading	17.7	—	17.7	2.2	—	2.2	—	(16.5)	(1.2)	2.2
–Other financial assets at amortised cost	4.0	—	4.0	—	—	—	—	—	—	4.0
Total financial assets at amortised cost	229.6	(0.7)	228.9	38.9	(0.1)	38.8	—	(209.5)	(1.2)	57.0
Financial assets at fair value at FVOCI:
–Debt securities	5.2	—	5.2	—	—	—	—	—	—	5.2
Total financial assets at FVOCI	5.2	—	5.2	—	—	—	—	—	—	5.2
Total	267.4	(0.7)	266.7	38.9	(0.1)	38.8	—	(209.5)	(1.2)	94.8

2024
Cash and balances at central banks	33.1	—	33.1	—	—	—	—	—	—	33.1
Financial assets at amortised cost:
Loans and advances to customers:³
–Residential Mortgages[4]	168.6	(0.2)	168.4	10.8	—	10.8	—	(171.4)	—	7.8
–Corporate loans	18.7	(0.3)	18.4	7.8	—	7.8	—	(14.9)	—	11.3
–Finance leases	4.2	(0.1)	4.1	—	—	—	—	—	—	4.1
–Accrued interest and other adjustments	0.8	—	0.8	0.4	—	0.4	—	—	—	1.2
–Other unsecured loans	6.6	(0.2)	6.4	14.2	(0.1)	14.1	—	—	—	20.5
–Amounts due from fellow Banco Santander group subsidiaries and JVs	4.8	—	4.8	—	—	—	—	—	—	4.8
Total loans and advances to customers	203.7	(0.8)	202.9	33.2	(0.1)	33.1	—	(186.3)	—	49.7
–Loans and advances to banks	1.1	—	1.1	0.5	—	0.5	—	—	—	1.6
–Reverse repurchase agreements – non trading	10.3	—	10.3	2.0	—	2.0	—	(10.3)	(0.1)	1.9
–Other financial assets at amortised cost	3.4	—	3.4	—	—	—	—	—	—	3.4
Total financial assets at amortised cost	218.5	(0.8)	217.7	35.7	(0.1)	35.6	—	(196.6)	(0.1)	56.6
Financial assets at FVOCI:
–Debt securities	9.0	—	9.0	—	—	—	—	—	—	9.0
Total financial assets at FVOCI	9.0	—	9.0	—	—	—	—	—	—	9.0
Total	260.6	(0.8)	259.8	35.7	(0.1)	35.6	—	(196.6)	(0.1)	98.7
1The forms of collateral we take to reduce credit risk include: residential and commercial property; other physical assets, including motor vehicles; liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions; and receivables. Charges on residential property are most of the collateral we take.
2We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk – Credit risk management’ section.
3Balances include interest we have charged to the customer’s account and accrued interest that we have not charged to the account yet.
4The collateral value shown against advances secured on residential property is limited to the balance of each associated individual loan. It does not include the impact of over–collateralisation (where the collateral has a higher value than the loan balance) and includes collateral we would receive on draw down of certain off–balance sheet commitments.

Disclosure of Difference Between Maximum and Net Exposure to Credit Risk	The tables below show the main differences between our maximum and net exposure to credit risk on the financial assets that credit risk affects and to which the impairment requirements in IFRS 9 are not applied.

	Balance sheet asset gross amount	Collateral[1]		Netting[2]	Net exposure
		Cash	Non-cash
2025	£bn	£bn	£bn	£bn	£bn
Financial assets at FVTPL:
–Derivative financial instruments	1.0	(0.4)	—	(0.4)	0.2
–Other financial assets at FVTPL	0.3	—	—	—	0.3
Total	1.3	(0.4)	—	(0.4)	0.5

2024
Financial assets at FVTPL:
–Derivative financial instruments	1.3	(0.7)	—	(0.4)	0.2
–Other financial assets at FVTPL	0.4	—	—	—	0.4
Total	1.7	(0.7)	—	(0.4)	0.6
1The forms of collateral we take to reduce credit risk include: liquid securities, including those transferred under reverse repurchase agreements; cash, including cash used as collateral for derivative transactions;
and receivables.
2We can reduce credit risk exposures by applying netting. We do this mainly for derivative and repurchase transactions with financial institutions. For derivatives and securities finance transactions, we use standard master netting agreements. They allow us to set off our credit risk exposure to a counterparty against our obligations to the counterparty in relation to transactions under the master netting agreement in the event of default. This gives us a lower net credit exposure. They may also reduce settlement exposure. For more on this, see ‘Credit risk mitigation’ in the ‘Credit risk – Credit risk management’ section.

Disclosure of Equivalent Credit Rating Grade used by Standard and Poors Ratings Services	In the final column of the table, we show the approximate
equivalent credit rating grade used by Standard & Poor’s Ratings Services (S&P).

Santander UK risk grade	PD range
	Mid	Lower	Upper	S&P equivalent
	%	%	%
9	0.010	0.000	0.021	AAA to AA+
8	0.032	0.021	0.066	AA to AA-
7	0.100	0.066	0.208	A+ to BBB
6	0.316	0.208	0.658	BBB- to BB
5	1.000	0.658	2.081	BB-
4	3.162	2.081	6.581	B+ to B
3	10.000	6.581	20.811	B-
2	31.623	20.811	99.999	CCC to C
1 (Default)	100.000	100.000	100.000	D

Disclosure of Credit Rating of Financial Assets Subject to Credit Risk	Rating distribution (audited)
The tables below show the credit rating of our financial assets to which the impairment requirements in IFRS 9 apply. JAs are incorporated in the balances. For more on the credit rating profiles of key portfolios, see the credit risk review section for each business segment.

	Santander UK risk grade								Loss allowance	Total
	9	8	7	6	5	4	3 to 1	Other[1,2]
2025	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures - On balance sheet
Cash and balances at central banks	32.6	—	—	—	—	—	—	—	—	32.6
–Stage 1	32.6	—	—	—	—	—	—	—	—	32.6
Financial assets at amortised cost:
–Loans and advances to customers[2]	11.2	32.0	82.0	46.4	15.4	6.2	5.0	8.5	(0.7)	206.0
–Stage 1	11.0	31.4	78.8	41.3	12.4	2.9	0.7	8.4	(0.1)	186.8
–Stage 2	0.2	0.6	3.2	5.1	3.0	3.3	2.1	0.1	(0.3)	17.3
–Stage 3	—	—	—	—	—	—	2.2	—	(0.3)	1.9
Of which mortgages:	10.6	30.1	76.4	39.6	6.8	3.0	2.5	1.5	(0.1)	170.4
–Stage 1	10.4	29.5	73.3	34.5	4.3	0.4	0.1	1.5	—	154.0
–Stage 2	0.2	0.5	3.1	5.1	2.5	2.6	1.0	—	—	15.0
–Stage 3	—	0.1	—	—	—	—	1.4	—	(0.1)	1.4
–Loans and advances to banks	—	0.1	—	—	—	—	—	1.1	—	1.2
–Stage 1	—	0.1	—	—	—	—	—	1.1	—	1.2
–Reverse repo agreements – non trading	11.8	4.5	0.3	0.9	0.2	—	—	—	—	17.7
–Stage 1	11.8	4.5	0.3	0.9	0.2	—	—	—	—	17.7
–Other financial assets at amortised cost	4.0	—	—	—	—	—	—	—	—	4.0
–Stage 1	4.0	—	—	—	—	—	—	—	—	4.0
Total financial assets at amortised cost	27.0	36.6	82.3	47.3	15.6	6.2	5.0	9.6	(0.7)	228.9
Financial assets at FVOCI:	3.0	1.7	0.2	0.3	—	—	—	—	—	5.2
–Stage 1	3.0	1.7	0.2	0.3	—	—	—	—	—	5.2
Total on balance sheet	62.6	38.3	82.5	47.6	15.6	6.2	5.0	9.6	(0.7)	266.7

Total off–balance sheet	10.1	8.9	8.5	4.0	1.9	0.9	0.7	3.9	(0.1)	38.8
–Stage 1	10.1	8.8	8.3	3.8	1.7	0.7	0.4	3.9	—	37.7
–Stage 2	—	0.1	0.2	0.2	0.2	0.2	0.2	—	(0.1)	1.0
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1
Total exposures	72.7	47.2	91.0	51.6	17.5	7.1	5.7	13.5	(0.8)	305.5

	Santander UK risk grade								Total	Coverage Ratio
	9	8	7	6	5	4	3 to 1	Other[1,2]
2025	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	%
ECL - On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers[2]	—	—	—	—	0.2	0.1	0.4	—	0.7	0.3
–Stage 1	—	—	—	—	0.1	—	—	—	0.1	0.1
–Stage 2	—	—	—	—	0.1	0.1	0.1	—	0.3	1.7
–Stage 3	—	—	—	—	—	—	0.3	—	0.3	13.6
Of which mortgages:	—	—	—	—	—	—	0.1	—	0.1	0.1
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	—	—	—	—	—
–Stage 3	—	—	—	—	—	—	0.1	—	0.1	6.7
–Loans and advances to banks	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Total financial assets at amortised cost	—	—	—	—	0.2	0.1	0.4	—	0.7	0.3
Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Total on balance sheet	—	—	—	—	0.2	0.1	0.4	—	0.7	0.3

Total off–balance sheet	—	—	—	—	—	0.1	—	—	0.1	0.3
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1	9.1
–Stage 3	—	—	—	—	—	—	—	—	—	—
Total ECL	—	—	—	—	0.2	0.2	0.4	—	0.8	0.3

	Santander UK risk grade								Loss allowance
	9	8	7	6	5	4	3 to 1	Other[1,2]		Total
2024	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn
Exposures - On balance sheet
Cash and balances at central banks	33.1	—	—	—	—	—	—	—	—	33.1
–Stage 1	33.1	—	—	—	—	—	—	—	—	33.1
Financial assets at amortised cost:
–Loans and advances to customers[2]	5.8	31.7	82.8	46.8	15.7	6.9	5.4	8.6	(0.8)	202.9
–Stage 1	5.7	31.0	79.0	40.8	12.5	2.9	0.6	8.4	(0.1)	180.8
–Stage 2	0.1	0.7	3.8	6.0	3.2	3.9	2.4	0.1	(0.3)	19.9
–Stage 3	—	—	—	—	—	0.1	2.4	0.1	(0.4)	2.2
Of which mortgages:	5.2	30.3	77.4	41.2	6.6	3.4	3.1	1.4	(0.2)	168.4
–Stage 1	5.1	29.7	73.7	35.4	4.1	0.5	—	1.4	—	149.9
–Stage 2	0.1	0.6	3.7	5.8	2.5	2.9	1.3	—	(0.1)	16.8
–Stage 3	—	—	—	—	—	—	1.8	—	(0.1)	1.7
–Loans and advances to banks	—	—	—	—	—	—	—	1.1	—	1.1
–Stage 1	—	—	—	—	—	—	—	1.1	—	1.1
–Reverse repo agreements – non trading	5.3	1.5	2.6	0.7	0.2	—	—	—	—	10.3
–Stage 1	5.3	1.5	2.6	0.7	0.2	—	—	—	—	10.3
–Other financial assets at amortised cost	3.4	—	—	—	—	—	—	—	—	3.4
–Stage 1	3.4	—	—	—	—	—	—	—	—	3.4
Total financial assets at amortised cost	14.5	33.2	85.4	47.5	15.9	6.9	5.4	9.7	(0.8)	217.7
Financial assets at FVOCI:	3.6	5.0	0.4	—	—	—	—	—	—	9.0
–Stage 1	3.6	5.0	0.4	—	—	—	—	—	—	9.0
Total on balance sheet	51.2	38.2	85.8	47.5	15.9	6.9	5.4	9.7	(0.8)	259.8

Total off–balance sheet	6.9	8.9	9.0	4.2	1.9	0.8	0.7	3.3	(0.1)	35.6
–Stage 1	6.9	8.8	8.8	4.0	1.7	0.5	0.4	3.3	—	34.4
–Stage 2	—	0.1	0.2	0.2	0.2	0.3	0.2	—	(0.1)	1.1
–Stage 3	—	—	—	—	—	—	0.1	—	—	0.1
Total exposures	58.1	47.1	94.8	51.7	17.8	7.7	6.1	13.0	(0.9)	295.4

	Santander UK risk grade									Coverage Ratio
	9	8	7	6	5	4	3 to 1	Other[1,2]	Total
2024	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	£bn	%
ECL - On balance sheet
Cash and balances at central banks	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Financial assets at amortised cost:
–Loans and advances to customers[2]	—	—	—	—	0.2	0.1	0.5	—	0.8	0.4
–Stage 1	—	—	—	—	0.1	—	—	—	0.1	0.1
–Stage 2	—	—	—	—	0.1	0.1	0.1	—	0.3	1.5
–Stage 3	—	—	—	—	—	—	0.4	—	0.4	18.2
Of which mortgages:	—	—	—	—	—	0.1	0.1	—	0.2	0.1
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1	0.6
–Stage 3	—	—	—	—	—	—	0.1	—	0.1	5.9
–Loans and advances to banks	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Reverse repo agreements – non trading	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Other financial assets at amortised cost	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Total financial assets at amortised cost	—	—	—	—	0.2	0.1	0.5	—	0.8	0.4
Financial assets at FVOCI:	—	—	—	—	—	—	—	—	—	—
–Stage 1	—	—	—	—	—	—	—	—	—	—
Total on balance sheet	—	—	—	—	0.2	0.1	0.5	—	0.8	0.3

Total off–balance sheet	—	—	—	—	—	0.1	—	—	0.1	0.3
–Stage 1	—	—	—	—	—	—	—	—	—	—
–Stage 2	—	—	—	—	—	0.1	—	—	0.1	9.1
–Stage 3	—	—	—	—	—	—	—	—	—	—
Total ECL	—	—	—	—	0.2	0.2	0.5	—	0.9	0.3
1Includes Joint Ventures and Business Banking (including BBLs balances) as well as the Crown Dependencies portfolio. We use scorecards for these items, rather than rating models.
2Includes interest we have charged to the customer’s account and accrued interest we have not charged to the account yet.

Disclosure of Credit Performance

	Customer Loans							12 month Gross write-offs	Loan Loss Allowance s
	Total	Stage 1[1]		Stage 2[1]		Stage 3[1]
2025	£bn	£bn	%	£bn	%	£bn	%	£m	£m
Retail & Business Banking	175.2	157.8	90.1	15.8	9.0	1.6	0.95	168	385
– Mortgages	169.0	152.6	90.3	14.9	8.8	1.5	0.88	15	138
– Credit Cards	3.1	2.6	84.6	0.4	13.5	0.1	2.88	55	137
– Unsecured Personal Loans	2.0	1.8	89.6	0.2	9.3	—	1.07	65	57
– Overdrafts	0.4	0.2	41.8	0.2	52.3	—	6.87	24	37
– Business Banking	0.7	0.6	84.2	0.1	10.2	—	5.65	9	16
Consumer Finance	5.0	4.6	92.3	0.4	6.7	—	0.96	27	63
Corporate & Commercial Banking	18.9	16.9	89.1	1.4	7.6	0.6	3.42	53	282
Corporate Centre	1.5	1.5	99.3	—	0.5	—	0.15	—	—
Total Drawn	200.6	180.8	90.1	17.6	8.8	2.2	1.17	248	730
Retail & Business Banking	27.8	27.0		0.8		—		—	42
– Mortgages	13.1	12.8		0.3		0		—	—
– Credit Cards	11.6	11.3		0.3		0		—	18
– Unsecured Personal Loans	—	—		—		0		—	—
– Overdrafts	2.9	2.7		0.2		—		—	23
– Business Banking	0.2	0.2		—		—		—	1
Consumer Finance	—	—		—		0		—	—
Corporate & Commercial Banking	8.4	8.1		0.3		0		—	41
Corporate Centre[2]	2.6	2.6		—		0		—	—
Total Undrawn	38.8	37.7		1.1		—		—	83
Total	239.4	218.5		18.7		2.2		248	813

2024	£bn	£bn	%	£bn	%	£bn	%	£m	£m
Retail & Business Banking	173.8	154.0	88.6	17.8	10.2	2.0	1.16	156	422
– Mortgages	167.2	148.5	88.8	16.9	10.1	1.8	1.07	9	173
– Credit Cards	2.8	2.3	81.9	0.5	16.4	—	2.75	51	135
– Unsecured Personal Loans	2.1	1.9	90.5	0.2	8.3	—	1.20	60	63
– Overdrafts	0.5	0.3	53.9	0.2	39.5	—	7.40	26	37
– Business Banking	1.2	1.0	86.0	—	7.0	0.2	7.10	10	14
Consumer Finance	4.8	4.5	92.2	0.3	7.0	—	0.77	25	69
Corporate & Commercial Banking	18.0	15.2	84.8	2.1	11.6	0.7	3.96	49	294
Corporate Centre	1.3	1.3	99.6	—	0.1	—	0.22	—	—
Total Drawn	197.9	175.0	88.4	20.2	10.2	2.7	1.40	230	785
Retail & Business Banking	25.0	24.3		0.7		—		—	37
– Mortgages	10.8	10.5		0.3		—		—	—
– Credit Cards	10.9	10.7		0.2		—		—	15
– Unsecured Personal Loans	—	—		—		—		—	—
– Overdrafts	3.1	2.9		0.2		—		—	20
– Business Banking	0.2	0.2		—		—		—	2
Consumer Finance	—	—		—		—		—	—
Corporate & Commercial Banking	8.3	7.7		0.5		0.1		—	48
Corporate Centre[2]	2.4	2.4		—		—		—	—
Total Undrawn	35.7	34.4		1.2		0.1		—	85
Total	233.6	209.4		21.4		2.8		230	870
1Stage 1 ratio is the sum of Stage 1 drawn assets divided by the sum of total drawn assets. Stage 2 ratio is the sum of Stage 2 drawn assets divided by the sum of total drawn assets. Stage 3 ratio is the sum of
Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets.
2Includes £2.2bn (2024: £2.0bn) of Reverse repurchasing agreements - Non-trading
Arrears over 90 days past due

	31 December 2025	31 December 2024
	%	%
Retail & Business Banking
–Mortgages	0.65	0.80
–Credit Cards	0.55	0.56
–Unsecured Personal Loans	0.78	0.88
–Overdrafts	3.09	3.05
–Business Banking	3.83	3.89
Consumer Finance	0.44	0.53
Corporate & Commercial Banking	1.04	1.04

2025	Total	Stage 1	Stage 2	Stage 3	Stage 3 ratio	Properties in possession	Balance weighted LTV (indexed)
	£m	£m	£m	£m	%	£m	%
Mortgage portfolio	169,002	152,594	14,943	1,465	0.88	74	52
Of which: Portfolio of particular interest[1]
– Interest only	35,834	30,026	5,190	618	1.74	35	49
– Part interest-only, part repayment[2]	11,644	10,110	1,372	162	1.40	9	53
– Flexible	3,504	2,508	828	168	5.19	11	37
– LTV >100%	274	88	137	49	17.91	18	116
– Buy-to-let	15,287	14,166	1,070	51	0.33	4	59

2024
Mortgage portfolio	167,228	148,560	16,890	1,778	1.07	46	51
Of which: Portfolio of particular interest[1]
– Interest only	36,414	29,989	5,608	817	2.26	23	48
– Part interest-only, part repayment[2]	12,052	10,270	1,562	220	1.83	8	52
– Flexible	4,333	3,190	933	210	5.25	8	38
– LTV >100%	281	75	150	56	20.09	10	117
– Buy-to-let	14,931	13,672	1,204	55	0.37	2	59
1Where a loan falls into more than one category, we include it in all the categories that apply.
2Mortgage balance includes both the interest-only part of £8,883m (2024: £9,182m ) and the non-interest-only part of the loan.

	2025	2024
BBLS with 100% Government Guarantee (£bn)	0.6	1.1
% of credit card customers that repay balance in full each month (unaudited)	54%	56%
UPL average customer balance (£)	6,000	6,000

	2025	2024
Consumer (auto) finance new business gross lending (£m)	2,029	1,593
Wholesale loans (stock finance) to car dealerships as approximate % of the Consumer loan book	13.8%	9.7%
% of lending collateralised on the vehicle	98%	95%
Average Consumer (auto) finance loan size (£)	19,551	16,045

Disclosure of IFRS 9 Credit Quality	Total on-balance sheet exposures at 31 December 2025 comprised £200.6bn of customer loans, loans and advances to banks of £1.2bn , £21.7bn of sovereign assets measured at amortised cost, £5.2bn of assets measured at FVOCI, and £32.6bn of cash and balances at central banks.

	Stage 1	Stage 2	Stage 3	Total
2025	£m	£m	£m	£m
Exposures
On-balance sheet
Retail & Business Banking	157,767	15,821	1,607	175,195
–Mortgages	152,594	14,943	1,465	169,002
–Credit Cards	2,615	417	57	3,089
–Other	2,558	461	85	3,104
Consumer Finance	4,595	336	48	4,979
Corporate & Commercial Banking	16,859	1,445	623	18,927
Corporate Centre	62,080	8	2	62,090
Total on-balance sheet	241,301	17,610	2,280	261,191
Off–balance sheet
Retail & Business Banking[1]	27,026	752	51	27,829
–Mortgages[1]	12,795	262	14	13,071
–Credit Cards	11,260	267	33	11,560
–Other	2,971	223	4	3,198
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	8,074	334	26	8,434
Corporate Centre	2,611	—	—	2,611
Total off–balance sheet[2]	37,711	1,086	77	38,874
Total exposures	279,012	18,696	2,357	300,065

ECL
On-balance sheet
Retail & Business Banking	54	208	123	385
–Mortgages	11	70	57	138
–Credit Cards	23	79	35	137
–Other	20	59	31	110
Consumer Finance	14	21	28	63
Corporate & Commercial Banking	53	35	194	282
Corporate Centre	—	—	—	—
Total on-balance sheet	121	264	345	730
Off–balance sheet
Retail & Business Banking	11	29	2	42
–Mortgages	—	—	—	—
–Credit Cards	5	12	1	18
–Other	6	17	1	24
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	25	9	7	41
Corporate Centre	—	—	—	—
Total off–balance sheet	36	38	9	83
Total ECL	157	302	354	813

Coverage ratio[3]	%	%	%	%
On-balance sheet
Retail & Business Banking	—	1.3	7.7	0.2
–Mortgages	—	0.5	3.9	0.1
–Credit Cards	0.9	18.8	62.0	4.4
–Other	0.8	12.8	36.6	3.6
Consumer Finance	0.3	6.2	58.4	1.3
Corporate & Commercial Banking	0.3	2.4	31.1	1.5
Corporate Centre	—	1.4	8.6	—
Total on-balance sheet	0.1	1.5	15.2	0.3
Off–balance sheet
Retail & Business Banking	—	3.9	2.7	0.1
–Mortgages	—	—	—	—
–Credit Cards	—	4.3	1.7	0.1
–Other	0.2	7.8	20.7	0.8
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	0.3	2.7	28.1	0.5
Corporate Centre	—	—	—	—
Total off-balance sheet	0.1	3.5	11.4	0.2
Total coverage	0.1	1.6	15.0	0.3
1Off-balance sheet exposures include £8.8bn of residential mortgage offers in the pipeline.
2Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 30 to the Consolidated Financial Statements.
3ECL as a percentage of the related exposure.
Total on-balance sheet exposures at 31 December 2024 comprised £197.9bn of customer loans, loans and advances to banks of £1.1bn, £13.7bn of sovereign assets measured at amortised cost, £9.0bn of assets measured at FVOCI, and £33.1bn of cash and balances at central banks.

	Stage 1	Stage 2	Stage 3	Total
2024	£m	£m	£m	£m
Exposures
On-balance sheet
Retail & Business Banking	154,000	17,773	1,966	173,739
–Mortgages	148,560	16,890	1,778	167,228
–Credit Cards	2,271	454	49	2,774
–Other	3,169	429	139	3,737
Consumer Finance	4,389	334	36	4,759
Corporate & Commercial Banking	15,280	2,098	651	18,029
Corporate Centre	58,282	2	2	58,286
Total on-balance sheet	231,951	20,207	2,655	254,813
Off–balance sheet
Retail & Business Banking[1]	24,211	745	52	25,008
–Mortgages[1]	10,510	285	18	10,813
–Credit Cards	10,577	263	28	10,868
–Other	3,124	197	6	3,327
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	7,743	470	65	8,278
Corporate Centre	2,385	—	—	2,385
Total off–balance sheet[2]	34,339	1,215	117	35,671
Total exposures	266,290	21,422	2,772	290,484

ECL
On-balance sheet
Retail & Business Banking	52	223	147	422
–Mortgages	10	84	79	173
–Credit Cards	18	85	32	135
–Other	24	54	36	114
Consumer Finance	16	27	26	69
Corporate & Commercial Banking	55	71	168	294
Corporate Centre	—	—	—	—
Total on-balance sheet	123	321	341	785
Off–balance sheet
Retail & Business Banking	12	24	1	37
–Mortgages	—	—	—	—
–Credit Cards	4	11	—	15
–Other	8	13	1	22
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	18	14	16	48
Corporate Centre	—	0	0	—
Total off–balance sheet	30	38	17	85
Total ECL	153	359	358	870

Coverage ratio[3]	%	%	%	%
On-balance sheet
Retail & Business Banking	—	1.3	7.4	0.2
–Mortgages	—	0.5	4.4	0.1
–Credit Cards	0.8	18.7	65.6	4.8
–Other	0.8	12.5	25.9	3.1
Consumer Finance	0.4	8.2	71.2	1.4
Corporate & Commercial Banking	0.4	3.4	25.9	1.6
Corporate Centre	—	1.6	4.6	—
Total on-balance sheet	0.1	1.6	12.8	0.3
Off–balance sheet
Retail & Business Banking	—	3.2	2.6	0.1
–Mortgages	—	—	—	—
–Credit Cards	—	4.1	1.6	0.1
–Other	0.2	6.8	16.8	0.6
Consumer Finance	—	—	—	—
Corporate & Commercial Banking	0.2	3.0	24.2	0.6
Corporate Centre	—	—	—	—
Total off-balance sheet	0.1	3.1	14.6	0.2
Total coverage	0.1	1.7	12.9	0.3
1Off-balance sheet exposures include £6.1bn of residential mortgage offers in the pipeline.
2Off-balance sheet amounts consist of contingent liabilities and commitments. For more, see Note 30 to the Consolidated Financial Statements.
3ECL as a percentage of the related exposure.

Disclosure of ECL Reconciliation	The table below shows the relationships between disclosures in this Credit risk review section which refer to drawn exposures and the associated ECL allowance, and the total assets as presented in the Consolidated Balance Sheet. The Credit risk review disclosures exclude Joint ventures, as they carry low credit risk and therefore have an immaterial ECL, and Other items, mainly accrued interest that we have not yet charged to the customer's account, and cash collateral.

	On-balance sheet			Off-balance sheet
	Exposures	Loss allowance	Net carrying amount	Exposures	Loss allowance
2025	£m	£m	£m	£m	£m
Retail & Business Banking	175,195	385	174,810	27,829	42
–Mortgages[1]	169,002	138	168,864	13,071	—
–Credit Cards[2]	3,089	137	2,952	11,560	18
–Other	3,104	110	2,994	3,198	24
Consumer Finance	4,979	63	4,916	—	—
Corporate & Commercial Banking	18,927	282	18,645	8,434	41
Corporate Centre	62,090	—	62,090	2,611	—
Total exposures presented in Credit Quality tables	261,191	730	260,461	38,874	83
Intercompany balances (including joint ventures)			5,043
Other items[3]			1,096
Adjusted net carrying amount			266,600
Assets classified at FVTPL			1,331
Non-financial assets[4]			6,017
Total assets per the Consolidated Balance Sheet			273,948

2024
Retail & Business Banking	173,739	422	173,317	25,008	37
–Mortgages[1]	167,228	173	167,055	10,813	—
–Credit Cards[2]	2,774	135	2,639	10,868	15
–Other	3,737	114	3,623	3,327	22
Consumer Finance	4,759	69	4,690	—	—
Corporate & Commercial Banking	18,029	294	17,735	8,278	48
Corporate Centre	58,286	—	58,286	2,385	—
Total exposures presented in Credit Quality tables	254,813	785	254,028	35,671	85
Intercompany balances (including joint ventures)			4,813
Other items[3]			1,042
Adjusted net carrying amount			259,883
Assets classified at FVTPL			1,685
Non-financial assets[4]			5,508
Total assets per the Consolidated Balance Sheet			267,076
1Off-balance sheet exposures include offers in the pipeline and undrawn flexible mortgage products.
2Off-balance sheet exposures include credit cards.
3Other includes accrued interest of £737m (2024: £724m).
4Non-financial assets include £79m (2024:£738m) of Macro hedge of interest rate risk.
The following table shows changes in total on and off-balance sheet exposures, subject to ECL assessment, and the corresponding ECL, in the period. The table presents total gross carrying amounts and ECLs at a Santander UK group level. We present segmental views in the sections below.

	Stage 1		Stage 2		Stage 3		Total
	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2025	266,290	153	21,422	359	2,772	358	290,484	870
Transfers from Stage 1 to Stage 2[2]	(7,151)	(10)	7,151	10	—	—	—	—
Transfers from Stage 2 to Stage 1[2]	6,297	78	(6,297)	(78)	—	—	—	—
Transfers to Stage 3[2]	(242)	(1)	(858)	(31)	1,100	32	—	—
Transfers from Stage 3[2]	2	—	292	17	(294)	(17)	—	—
Transfers of financial instruments	(1,094)	67	288	(82)	806	15	—	—
Net ECL remeasurement on stage transfer[3]	—	(69)	—	83	—	103	—	117
Change in economic scenarios[4]	—	(10)	—	7	—	(5)	—	(8)
Change to ECL models	—	—	—	—	—	—	—	—
New lending and assets purchased5 8	54,492	41	1,086	38	44	13	55,622	92
Redemptions, repayments and assets sold6 8	(31,365)	(29)	(4,298)	(79)	(1,045)	(61)	(36,708)	(169)
Changes in risk parameters and other movements[7]	(9,311)	4	198	(24)	371	179	(8,742)	159
Assets written off[6]	—	—	—	—	(591)	(248)	(591)	(248)
At 31 December 2025	279,012	157	18,696	302	2,357	354	300,065	813
Net movement in the period	12,722	4	(2,726)	(57)	(415)	(4)	9,581	(57)

ECL charge/(release) to the Income Statement		4		(57)		244		191
Less: Discount unwind		—		—		(21)		(21)
Less: Recoveries net of collection costs		—		—		23		23
Total ECL charge/(release) to the Income Statement		4		(57)		246		193

At 1 January 2024	274,010	170	23,879	462	3,080	362	300,969	994
Transfers from Stage 1 to Stage 2[2]	(12,030)	(11)	12,030	11	—	—	—	—
Transfers from Stage 2 to Stage 1[2]	9,543	118	(9,543)	(118)	—	—	—	—
Transfers to Stage 3[2]	(437)	(2)	(848)	(34)	1,285	36	—	—
Transfers from Stage 3[2]	36	2	417	34	(453)	(36)	—	—
Transfers of financial instruments	(2,888)	107	2,056	(107)	832	—	—	—
Net ECL remeasurement on stage transfer[3]	—	(107)	—	96	—	122	—	111
Change in economic scenarios[4]	—	(20)	—	(44)	—	—	—	(64)
Change to ECL models	(2,287)	(5)	2,361	37	(74)	(26)	—	6
New lending and assets purchased5 8	33,906	43	1,170	58	164	40	35,240	141
Redemptions, repayments and assets sold6 8	(37,638)	(44)	(4,672)	(69)	(1,243)	(79)	(43,553)	(192)
Changes in risk parameters and other movements[7]	1,187	9	(3,372)	(74)	355	169	(1,830)	104
Assets written off[6]	—	—	—	—	(342)	(230)	(342)	(230)
At 31 December 2024	266,290	153	21,422	359	2,772	358	290,484	870
Net movement in the period	(7,720)	(17)	(2,457)	(103)	(308)	(4)	(10,485)	(124)

ECL charge/(release) to the Income Statement		(17)		(103)		226		106
Less: Discount unwind		—		—		(24)		(24)
Less: Recoveries net of collection costs		—		—		(12)		(12)
Total ECL charge/(release) to the Income Statement		(17)		(103)		190		70

1Exposures that have attracted an ECL, and as reported in the Credit Quality table above.
2Changes to assumptions in the period. Isolates the impact on ECL from changes to the economic variables for each scenario, the scenarios themselves, and the probability weights from all other movements.
Also includes the impact of quarterly revaluation of collateral. The impact of changes in economics on exposure Stage allocations are shown in Transfers of financial instruments.
3Total impact of facilities that moved Stage(s) in the period. This means, for example, that where risk parameter changes (model inputs) or model changes (methodology) result in a facility moving Stage, the full impact is reflected here (rather than in Other). Stage flow analysis only applies to facilities that existed at both the start and end of the period. Transfers between Stages are based on opening balances and ECL at the start of the period. Relates to the revaluation of ECL following the transfer of an exposure from one Stage to another.
4Exposures and ECL of facilities that did not exist at the start of the period but did at the end. Amounts in Stage 2 and 3 represent assets which deteriorated in the period after origination in Stage 1.
5Residual movements on existing facilities that did not change Stage in the period, and which were not acquired in the period. Includes the net increase or decrease in the period of the mortgage pipeline, cash at central banks, the impact of changes in risk parameters in the period, unwind of discount rates and increases in ECL requirements of accounts which ultimately were written off in the period.
6Exposures and ECL for facilities that existed at the start of the period but not at the end.
7Residual movements on existing facilities that did not change Stage in the period, and which were not acquired in the period. Includes the net increase or decrease in the period of the mortgage pipeline, cash at central banks, the impact of changes in risk parameters in the period, unwind of discount rates and increases in ECL requirements of accounts which ultimately were written off in the period.
8New lending and assets purchased and Redemptions, repayments and assets sold categories include internal transfers.
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 104 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2025	159,070	10	17,175	84	1,796	79	178,041	173
Transfers from Stage 1 to Stage 2[2]	(5,713)	—	5,713	—	—	—	—	—
Transfers from Stage 2 to Stage 1[2]	4,929	14	(4,929)	(14)	—	—	—	—
Transfers to Stage 3[2]	(126)	—	(470)	(5)	596	5	—	—
Transfers from Stage 3[2]	—	—	237	6	(237)	(6)	—	—
Transfers of financial instruments	(910)	14	551	(13)	359	(1)	—	—
Net ECL remeasurement on stage transfer[3]	—	(14)	—	14	—	9	—	9
Change in economic scenarios[4]	—	(6)	—	—	—	(4)	—	(10)
Change to ECL models	—	—	—	—	—	—	—	—
New lending and assets purchased5 8	34,602	6	586	5	23	1	35,211	12
Redemptions, repayments and assets sold6 8	(21,236)	—	(3,156)	(20)	(654)	(21)	(25,046)	(41)
Changes in risk parameters and other movements[7]	(6,137)	1	49	—	21	9	(6,067)	10
Assets written off[6]	—	—	—	—	(66)	(15)	(66)	(15)
At 31 December 2025	165,389	11	15,205	70	1,479	57	182,073	138
Net movement in the period	6,319	1	(1,970)	(14)	(317)	(22)	4,032	(35)

ECL charge/(release) to the Income Statement		1		(14)		(7)		(20)
Less: Discount unwind		—		—		(3)		(3)
Less: Recoveries net of collection costs		—		—		41		41
Total ECL charge/(release) to the Income Statement		1		(14)		31		18

At 1 January 2024	163,252	24	18,280	111	2,036	109	183,568	244
Transfers from Stage 1 to Stage 2[2]	(9,992)	(1)	9,992	1	—	—	—	—
Transfers from Stage 2 to Stage 1[2]	8,047	20	(8,047)	(20)	—	—	—	—
Transfers to Stage 3[2]	(233)	—	(527)	(8)	760	8	—	—
Transfers from Stage 3[2]	3	—	269	9	(272)	(9)	—	—
Transfers of financial instruments	(2,175)	19	1,687	(18)	488	(1)	—	—
Net ECL remeasurement on stage transfer[3]	—	(20)	—	32	—	15	—	27
Change in economic scenarios[4]	—	(15)	—	(29)	—	1	—	(43)
Change to ECL models	(1,859)	(3)	1,869	21	(10)	(37)	—	(19)
New lending and assets purchased5 8	21,769	4	315	3	33	1	22,117	8
Redemptions, repayments and assets sold6 8	(22,293)	(1)	(3,171)	(14)	(763)	(27)	(26,227)	(42)
Changes in risk parameters and other movements[7]	376	2	(1,805)	(22)	45	27	(1,384)	7
Assets written off[6]	—	—	—	—	(33)	(9)	(33)	(9)
At 31 December 2024	159,070	10	17,175	84	1,796	79	178,041	173
Net movement in the period	(4,182)	(14)	(1,105)	(27)	(240)	(30)	(5,527)	(71)

ECL (release)/charge to the Income Statement		(14)		(27)		(21)		(62)
Less: Discount unwind		—		—		(3)		(3)
Less: Recoveries net of collection costs		—		—		36		36
Total ECL charge/(release) to the Income Statement		(14)		(27)		12		(29)
The following tables show changes in total on and off-balance sheet exposures and ECL in the period. The footnotes to the Santander UK group level table on page 104 also apply to these tables.

	Stage 1		Stage 2		Stage 3		Total
	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2025	23,023	73	2,568	85	716	184	26,307	342
Transfers from Stage 1 to Stage 2[3]	(681)	(3)	681	3	—	—	—	—
Transfers from Stage 2 to Stage 1[3]	797	14	(797)	(14)	—	—	—	—
Transfers to Stage 3[3]	(32)	—	(291)	(12)	323	12	—	—
Transfers from Stage 3[3]	—	—	22	2	(22)	(2)	—	—
Transfers of financial instruments	84	11	(385)	(21)	301	10	—	—
Net ECL remeasurement on stage transfer[4]	—	(9)	—	12	—	44	—	47
Change in economic scenarios[2]	—	(2)	—	2	—	(1)	—	(1)
Change to ECL models	—	—	—	—	—	—	—	—
New lending and assets purchased[5]	11,687	14	207	2	6	3	11,900	19
Redemptions, repayments and assets sold[7]	(6,105)	(10)	(732)	(29)	(237)	(24)	(7,074)	(63)
Changes in risk parameters and other movements[6]	(3,756)	1	121	(7)	77	38	(3,558)	32
Assets written offs[7]	—	—	—	—	(214)	(53)	(214)	(53)
At 31 December 2025	24,933	78	1,779	44	649	201	27,361	323
Net movement in the period	1,910	5	(789)	(41)	(67)	17	1,054	(19)

ECL (release)/charge to the Income Statement		5		(41)		70		34
Less: Discount unwind		—		—		(11)		(11)
Less: Recoveries net of collection costs		—		—		5		5
Total ECL (release)/charge to the Income Statement		5		(41)		64		28

	Stage 1		Stage 2		Stage 3		Total
	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL	Exposures[1]	ECL
	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2024	22,567	76	3,965	132	745	172	27,277	380
Transfers from Stage 1 to Stage 2[3]	(1,101)	(3)	1,101	3	—	—	—	—
Transfers from Stage 2 to Stage 1[3]	781	13	(781)	(13)	—	—	—	—
Transfers to Stage 3[3]	(84)	(1)	(230)	(12)	314	13	—	—
Transfers from Stage 3[3]	24	1	121	18	(145)	(19)	—	—
Transfers of financial instruments	(380)	10	211	(4)	169	(6)	—	—
Net ECL remeasurement on stage transfer[4]	—	(9)	—	(4)	—	54	—	41
Change in economic scenarios[2]	—	(3)	—	(7)	—	(1)	—	(11)
Change to ECL models	(222)	(2)	286	(11)	(64)	12	—	(1)
New lending and assets purchased[5]	8,485	20	552	21	118	29	9,155	70
Redemptions, repayments and assets sold[7]	(5,203)	(24)	(1,149)	(29)	(254)	(42)	(6,606)	(95)
Changes in risk parameters and other movements[6]	(2,224)	5	(1,297)	(13)	82	15	(3,439)	7
Assets written off[7]	—	—	—	—	(80)	(49)	(80)	(49)
At 31 December 2024	23,023	73	2,568	85	716	184	26,307	342
Net movement in the period	456	(3)	(1,397)	(47)	(29)	12	(970)	(38)

ECL (release)/charge to the Income Statement		(3)		(47)		61		11
Less: Discount unwind		—		—		(12)		(12)
Less: Recoveries net of collection costs		—		—		5		5
Total ECL (release)/charge to the Income Statement		(3)		(47)		54		4

Disclosure of Country Risk Exposures	The table below shows our total exposures, which are the total of balance sheet and off–balance sheet values. We calculate balance sheet values in line with
IFRS (i.e. after netting allowed under IAS 32) except for credit provisions which we add back. Off–balance sheet values are undrawn facilities and letters of credit.
The table excludes balances with central banks, cash at hand, interests in other entities, intangible assets, property, plant and equipment, tax assets, retirement benefit assets and other assets.
We classify location by country of risk – the country where each client has its main business or assets. That is unless there is a full risk transfer guarantee in place.
If so, we use the guarantor’s country of domicile. If a client has operations in many countries, we use their country of incorporation.
The table below includes balances with other Banco Santander group members. We deal with other Banco Santander group members in the ordinary course of business. We do this where we have a particular business advantage or expertise and where they can offer us commercial opportunities. These transactions also arise where we support the activities of, or with, larger multinational corporate clients and financial institutions which may deal with other Banco Santander group members. We conduct these activities on the same terms as for similar transactions with third parties, and in a way that manages the credit risk within limits acceptable to the Board and the PRA.

	2025	2024
	£bn	£bn
UK	288.2	277.4
Rest of Europe	12.1	11.2
Rest of world	6.2	8.4
Total	306.5	297.0

Disclosure of Borrower Profile

	Stock				New business[1]
	2025		2024		2025		2024
	£m	%	£m	%	£m	%	£m	%
Home movers[2]	70,809	42	70,339	42	10,523	41	6,736	45
Remortgagers[3]	47,669	28	45,725	27	9,575	38	4,353	29
First-time buyers	35,237	21	36,233	22	3,429	14	3,262	22
Buy-to-let	15,287	9	14,931	9	1,718	7	567	4
	169,002	100	167,228	100	25,245	100	14,918	100

Movement in mortgage lending	£bn
1 January 2025	167.2
New business	25.3
Redemptions and repayments	(23.5)
31 December 2025	169.0

	2025	2024
Proportion of mortgage internal transfers retained online	79%	77%

	2025	2024
Internal transfers (£bn)[4]	36.5	32.8
Further advances and flexi drawdowns (£bn)	1.0	0.8
First-time buyers - gross lending (£bn)	3.4	3.3
1The 2024 values exclude advances, flexible drawdowns and fees
2Home movers’ include both existing customers moving house and taking out a new mortgage with us, and customers who switch their mortgage to us when they move house.
3Remortgagers’ are new customers who are taking a new mortgage with us.
4Internal remortgages are where we moved our customers with maturing mortgages onto new ones.

Disclosure of Interest Rate Profile of Mortgage Assets Stock	The interest rate profile of our maturing mortgage asset stock was:

	2025		2024
	£m	%	£m	%
Fixed rate	154,768	92	150,310	90
Of which maturing:
–< 12 months	41,873	25	38,143	23
–Later than 1 year but no later than 3 years	84,202	50	85,646	51
–Later than 3 years but no later than 4 years	11,609	7	11,268	7
–Later than 4 years but no later than 5 years	14,104	8	11,831	7
–Later than 5 years	2,980	2	3,422	2
Variable rate	10,321	6	12,252	7
Standard Variable Rate (SVR)	2,454	1	3,029	2
Follow on Rate (FoR)	1,459	1	1,637	1
	169,002	100	167,228	100

Disclosure of Geographic Distribution of Mortgage Assets Stock	The geographical distribution of our mortgage asset stock and new business was:

	Stock		New business[1]
	2025	2024	2025	2024
Region	£bn	£bn	£bn	£bn
London	44.3	43.2	6.6	4.1
Midlands and East Anglia	23.6	23.3	3.6	2.0
North	22.0	21.9	3.4	1.9
Northern Ireland	2.2	2.3	0.3	0.1
Scotland	6.0	6.0	1.0	0.6
South East excluding London	53.4	53.1	7.6	4.6
South West, Wales and other	17.5	17.4	2.7	1.6
	169.0	167.2	25.2	14.9
1The 2024 values exclude advances, flexible drawdown and fees.

Disclosure of Mortgage Loan Size	The split of our mortgage asset by size was:

Mortgage loan size	2025	2024
>£1.0m	3%	2%
£0.5m to £1.0m	11%	10%
£0.25m to £0.5m	32%	31%
<£0.25m	54%	57%
Average loan size (stock)[1]	£201k	£193k
Average loan size (new business)	£254k	£246k
1 Average initial advance of existing stock.

Disclosure of LTV Distribution of Mortgage Assets Stock	This table shows the LTV distribution for the gross carrying amount and the related ECL of our total mortgage portfolio and Stage 3 mortgages, and new business.
We also show the collateral value and average LTV. We use our estimate of the property value at the balance sheet date and include fees that have been added to the loan. For flexible products, we only include the drawn amount, not undrawn limits.

	2025					2024
	Stock		Stage 3		New Business	Stock		Stage 3		New Business
	Total	ECL	Total	ECL		Total	ECL	Total	ECL
LTV	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Up to 50%	76,825	29	712	10	5,376	77,280	34	886	13	3,407
>50-60%	33,520	17	274	6	4,377	33,564	21	319	8	2,394
>60-70%	27,961	21	213	9	3,805	29,447	27	256	10	2,311
>70-80%	18,520	20	123	7	5,217	17,200	27	151	12	3,458
>80-90%	9,397	15	64	7	4,354	8,003	19	72	8	2,445
>90-100%	2,505	10	30	4	2,100	1,453	12	38	8	888
>100%	274	26	49	14	16	281	33	56	20	15
	169,002	138	1,465	57	25,245	167,228	173	1,778	79	14,918
Collateral value[1]	168,968		1,456		25,245	167,191		1,767		14,918

	%		%		%	%		%		%
Average balance weighted LTV[2]	52		52		65	51		51		64
1Collateral value is limited to the balance of each loan and excludes the impact of any over-collateralisation. Includes collateral against loans in negative equity of £240m (2024: £244m).
2Balance weighted LTV = (Loan 1 balance x (Loan 1 Balance/Loan 1 latest property valuation) + (Loan 2 balance x (loan 2 balance/Loan 2 latest property valuation) + ...) /(Loan 1 balance + Loan 2 balance+...).
Disclosure of Loan Modifications	The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL. (audited)

	2025	2024
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	551	563
– Net modification loss	2	2
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12 months ECL in the period	339	260
The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL. (audited)

	Credit cards	Overdrafts	Total
2025	£m	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	18	13	31
–Net modification loss	12	4	16
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	1	—	1

2024
Financial assets modified in the period:
–Amortised cost before modification	14	9	23
–Net modification loss	18	6	24
Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12m ECL in the period	2	1	3
The following table sets out the financial assets that were forborne while they had a loss allowance measured at lifetime ECL. (audited)

	2025	2024
	£m	£m
Financial assets modified in the period:
–Amortised cost before modification	160	232
–Net modification loss	15	5
Financial assets modified in the period (multiple forbearance):
–Amortised cost before modification	126	145
–Net modification loss	3	7

Financial assets modified since initial recognition:
–Gross carrying amount of financial assets for which the loss allowance changed to 12-month ECL in the period	10	15

Disclosure of Forbearance Balances	The balances at 31 December 2025 and 31 December 2024 were:

		Other unsecured
	Business banking	Personal loans	Credit cards	Overdrafts	Total other unsecured	Total
2025	£m	£m	£m	£m	£m	£m
Total	6	1	70	26	97	103
–Stage 2	—	1	15	10	26	26
–Stage 3	6	—	55	16	71	77

2024
Total	3	2	57	22	81	84
–Stage 2	—	1	11	5	17	17
–Stage 3	3	1	46	17	64	67
We only make forbearance arrangements for lending to customers. The balances at 31 December 2025 and 31 December 2024, analysed by their staging and the forbearance we applied, were:

	2025	2024
	£m	£m
Stock[1]
–Term extension	103	102
–Interest-only	193	229
–Other payment rescheduling	381	373
	677	704
Of which:
–Stage 1	—	40
–Stage 2	218	228
–Stage 3	459	436
	677	704
Proportion of portfolio	2.5%	2.6%
1We base forbearance type on the first forbearance we applied. Tables only show accounts open at the period-end. Amounts are drawn balances and include off balance sheet balances.

Disclosure of Segments Exposure by Credit Rating	These tables show our credit risk exposure according to our internal rating scale (see the ‘Santander UK group level – credit risk review’ section) for each portfolio.
On this scale, the higher the rating, the better the quality of the counterparty.

	Santander UK risk grade
	9	8	7	6	5	4	3 to 1	Other	Total[1]
2025	£m	£m	£m	£m	£m	£m	£m	£m	£m
SME and mid corporate	—	449	903	3,364	4,172	3,069	1,604	36	13,597
Commercial Real Estate	—	—	802	2,589	2,360	411	134	—	6,296
Social Housing	120	2,032	5,581	—	—	—	—	—	7,733
	120	2,481	7,286	5,953	6,532	3,480	1,738	36	27,626
Of which:
–Stage 1	120	2,481	7,278	5,910	6,219	2,710	444	36	25,198
–Stage 2	—	—	8	43	313	770	645	—	1,779
–Stage 3	—	—	—	—	—	—	649	—	649

2024
SME and mid corporate	—	253	723	3,170	4,295	3,013	1,589	82	13,125
Commercial Real Estate	—	—	567	1,913	2,460	620	309	—	5,869
Social Housing	13	1,983	5,868	—	—	—	—	—	7,864
	13	2,236	7,158	5,083	6,755	3,633	1,898	82	26,858
Of which:
–Stage 1	13	2,236	7,115	4,991	6,159	2,597	382	82	23,575
–Stage 2	—	—	43	92	596	1,036	800	—	2,567
–Stage 3	—	—	—	—	—	—	716	—	716
1Credit risk exposures include derivatives exposures. For invoice finance the credit risk exposures represent the full facility limit present on the credit agreement papers, a total limit before consideration of underlying collaterals and application of prepayment caps for any given point.

Disclosure of Segments Exposures by Gross and Net Credit Exposure

	Gross exposure	Collateral	Net exposure
	Stage 3	Stage 3	Stage 3
2025	£m	£m	£m
SME and mid corporate	572	141	431
Commercial Real Estate	77	74	3
	649	215	434

2024
SME and mid corporate	639	209	430
Commercial Real Estate	77	71	6
	716	280	436